Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
OTHER ASSETS
Total assets	$ 27,050,344	$ 26,032,830
LIABILITIES AND SHAREHOLDERS' EQUITY
COMMITMENTS AND CONTINGENCIES
Equity, Attributable to Parent [Abstract]
Additional paid-in capital	332,574	332,574
Accumulated other comprehensive loss	(284,444)	(398,746)
Total Tungray Technologies Inc shareholders' equity	15,828,953	14,858,115
Total liabilities and shareholders' equity	27,050,344	26,032,830
Common Class A [Member]
Equity, Attributable to Parent [Abstract]
Common stock	1,044	1,044
Common Class B [Member]
Equity, Attributable to Parent [Abstract]
Common stock	456	456
Parent Company [Member]
OTHER ASSETS
Investment in subsidiary	15,828,953	14,858,115
Total assets	15,828,953	14,858,115
LIABILITIES AND SHAREHOLDERS' EQUITY
COMMITMENTS AND CONTINGENCIES
Equity, Attributable to Parent [Abstract]
Additional paid-in capital	332,574	332,574
Retained earnings	15,530,562	14,682,363
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(284,444)	(398,746)
Total Tungray Technologies Inc shareholders' equity	15,828,953	14,858,115
Total liabilities and shareholders' equity	15,828,953	14,858,115
Parent Company [Member] | Common Class A [Member]
Equity, Attributable to Parent [Abstract]
Common stock	1,044	1,044
Parent Company [Member] | Common Class B [Member]
Equity, Attributable to Parent [Abstract]
Common stock	$ 456	$ 456